UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  August 11, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:25
Form 13F Information Table Value Total:  $ 241,647


						(thousands)
List of Other Included Managers:
  None

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
    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED
AMERISERV FINANCIAL INC	COM	03074A102	 67 	34240	SH		SOLE		34240
BANCORP INC	COM	05969A105	 11,319 	1083214	SH		SOLE		1083214
BANK OF AMERICA CORP	COM	060505104	 320 	29164	SH		SOLE		29164
BANNER CORPORATION	COM	06652V109	 28,127 	1607240	SH		SOLE		1607240
CITIZENS REPUBLIC BANCORP INC	COM	174420109	 19,141 	27736157	SH		SOLE		27736157
COBIZ FINANCIAL INC	COM	190897108	 21,877 	3345151	SH		SOLE		3345151
COMPUCREDIT CORP	COM	20478T107	 3,748 	1615631	SH		SOLE		1615631
ENTERPRISE FINANICAL SERVICES CORP	COM	293712105	 1,198 	88543	SH		SOLE		88543
FIRST MARBLEHEAD CORP	COM	320771108	 53 	30000	SH		SOLE		30000
FIRST MERCHANTS CORP	COM	320817109	 5,775 	646013	SH		SOLE		646013
HUDSON VALLEY HOLDING ORD	COM	444172100	 2,084 	107948	SH		SOLE		107948
MERCANTILE BANK CORP	COM	587376104	 7,121 	857995	SH		SOLE		857995
MIDWESTONE FINANCIAL GROUP	COM	598511103	 216 	14923	SH		SOLE		14923
NEWBRIDGE BANCORP	COM	65080T102	 46 	10000	SH		SOLE		10000
NEWSTAR FINANCIAL INC	COM	65251F105	 24,711 	2313775	SH		SOLE		2313775
OCWEN FINANCIAL CORP	COM	675746309	 20,457 	1603207	SH		SOLE		1603207
PRIMUS GUARANTY LTD	COM	G72457107	 34,657 	6601317	SH		SOLE		6601317
STERLING FINANCIAL CORP	COM	859319105	 6,991 	435036	SH		SOLE		435036
SUFFOLK BANCORP	COM	864739107	 489 	35000	SH		SOLE		35000
SUN BANCORP INC	COM	86663B102	 4,847 	1328000	SH		SOLE		1328000
SYNOVUS FINANCIAL CORP	COM	87161C105	 13,739 	6605181	SH		SOLE		6605181
TAYLOR CAPITAL GROUP INC	COM	876851106	 16,517 	2024183	SH		SOLE		2024183
TENNESSEE COMMERCE BANCORP	COM	88043P108	 3,171 	1219456	SH		SOLE		1219456
TREE COM INC	COM	894675107	 2,414 	471482	SH		SOLE		471482
WESTERN ALLIANCE BANCORP	COM	957638109	 12,562 	1769283	SH		SOLE		1769283
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